S-K 1602(c) Dilution	Nov. 21, 2025 USD ($) $ / shares shares
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.32
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 123,492,418
Number of Shares Used Adjustment (in Shares) | shares	16,075,000
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 92,242,418
Number of Shares Used Adjustment (in Shares) | shares	12,950,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.79
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 60,992,418
Number of Shares Used Adjustment (in Shares) | shares	9,825,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 29,742,418
Number of Shares Used Adjustment (in Shares) | shares	6,700,000
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.42
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ (1,507,582)
Number of Shares Used Adjustment (in Shares) | shares	3,575,000
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.7
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.23
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.46
No Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.4)
No Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.68
No Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	712
No Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.21
No Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
No Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.42)
No Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 127,375,000
No Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	0
No Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,375,000
No Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,375,000
No Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	127,375,000
No Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
No Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
No Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
No Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
No Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
No Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,750,000)
No Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,750,000)
No Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,750,000)
No Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,750,000)
No Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(3,750,000)
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	137,100
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	137,100
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	137,100
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	137,100
No Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	137,100
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(31,250,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(62,500,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(93,750,000)
No Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (125,000,000)
No Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
No Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
No Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
No Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
No Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
No Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(468,750)
No Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(468,750)
No Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(468,750)
No Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(468,750)
No Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(468,750)
No Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	12,500,000
No Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	450,000
No Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	450,000
No Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	450,000
No Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	450,000
No Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	450,000
No Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
No Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(3,125,000)
No Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(6,250,000)
No Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(9,375,000)
No Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(12,500,000)
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.31
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 141,817,018
Number of Shares Used Adjustment (in Shares) | shares	18,437,500
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 105,879,518
Number of Shares Used Adjustment (in Shares) | shares	14,843,750
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.78
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 69,942,018
Number of Shares Used Adjustment (in Shares) | shares	11,250,000
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 5.56
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ 34,004,518
Number of Shares Used Adjustment (in Shares) | shares	7,656,250
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 10.48
Net Tangible Book Value	$ (89,359)
Net Tangible Book Value Adjusted	$ (1,932,982)
Number of Shares Used Adjustment (in Shares) | shares	4,062,500
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.71
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.24
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.46
Full Over- Allotment [Member] | Increase attributable to public shareholders [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.46)
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.69
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.22
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.44
Full Over- Allotment [Member] | Pro forma net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.48)
Full Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 146,125,000
Full Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	146,125,000
Full Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	146,125,000
Full Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	146,125,000
Full Over- Allotment [Member] | Plus: Net proceeds from this offering and sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	146,125,000
Full Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
Full Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
Full Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
Full Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
Full Over- Allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	93,877
Full Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,312,500)
Full Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,312,500)
Full Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,312,500)
Full Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,312,500)
Full Over- Allotment [Member] | Less: Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(4,312,500)
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(35,937,500)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(71,875,000)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(107,812,500)
Full Over- Allotment [Member] | Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (143,750,000)
Full Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
Full Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
Full Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
Full Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
Full Over- Allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	3,593,750
Full Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Plus: Class A ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	14,375,000
Full Over- Allotment [Member] | Private Placement Shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	468,750
Full Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	468,750
Full Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	468,750
Full Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	468,750
Full Over- Allotment [Member] | Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	468,750
Full Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares
Full Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(3,593,750)
Full Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(7,187,500)
Full Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(10,781,250)
Full Over- Allotment [Member] | Less: Class A ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(14,375,000)